Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 268,678	$ 251,542	$ 489,530
Restricted cash	1,056	748	280
Accounts receivable - net	64,829	36,531	36,124
Inventory - net	21,533	12,783	11,773
Prepaid expenses and other current assets	49,407	29,912	72,504
Total current assets	405,503	331,516	610,211
Property and equipment - net	10,240	10,431	1,082
Right-of-use assets - net	9,291	7,859	0
Intangible assets - net	113,873	81,976	78,511
Goodwill	759,971	715,258	718,204
Other non-current assets	2,780	2,538
Deferred tax assets	77,376	1,853
Investments	6,042	0
Total assets	1,385,076	1,151,431	1,408,795
Current liabilities:
Accounts payable	219,118	161,312	191,201
Current maturities of long-term debt	3,308	2,750	0
Deferred revenue	34,447	31,983	25,139
Accrued expenses and other current liabilities	197,247	181,970	281,156
Total current liabilities	454,120	378,015	497,496
Long-term debt - net	265,875	264,898	460,132
Long-term lease liabilities	15,931	14,911	0
Tax Receivable Agreement liability	98,977	0
Other non-current liabilities	29,745	13,445	25,834
Total long-term liabilities	410,528	293,254	485,966
Commitments and contingencies (Note 14)
Redeemable noncontrolling interests	640,717	862,860	1,286,016
Shareholders' deficit
Additional paid-in capital	884,523	663,908	182,091
Treasury stock, at cost	(40,106)	(32,494)	0
Accumulated deficit	(964,561)	(1,014,132)	(1,042,794)
Accumulated other comprehensive loss	(166)	0
Total Shareholders' deficit	(120,289)	(382,698)	(860,683)
Total liabilities, Redeemable noncontrolling interests, and Shareholders' deficit	1,385,076	1,151,431	1,408,795
Previously Reported [Member]
Current assets:
Other non-current assets		4,391	787
Class A Common Stock
Shareholders' deficit
Common Stock	11	8	8
Class B Common Stock
Shareholders' deficit
Common Stock	$ 10	$ 12	$ 12